FINANCIAL INSTRUMENTS (Details 2) $ in Thousands	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels under capital lease | vessel	9
Total US Dollar floating rate debt	$ 1,492,056	$ 992,620
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	104,145	202,402
Restricted cash	741	677
Total US Dollar floating rate debt	1,492,099
Total US Dollar fixed rate debt	99,865
Floating rate debt		992,631
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	104,145	202,402
Restricted cash	741	677
Total US Dollar floating rate debt	0
Total US Dollar fixed rate debt	0
Floating rate debt		0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Total US Dollar floating rate debt	1,492,099
Total US Dollar fixed rate debt	10,312
Floating rate debt		992,631
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Total US Dollar floating rate debt	0
Total US Dollar fixed rate debt	89,553
Floating rate debt		0
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	104,145	202,402
Restricted cash	741	677
Total US Dollar floating rate debt	1,492,099	992,631
Total US Dollar fixed rate debt	100,312	0
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	104,145	202,402
Restricted cash	741	677
Total US Dollar floating rate debt	1,492,099	992,631
Total US Dollar fixed rate debt	$ 99,865	$ 0